Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income tax expense for 2019 and 2018 consisted of the following:

	2019	2018
	(Dollars in thousands)
Current tax expense:
Federal	$7,719	$6,593
State	2,229	1,726
	9,948	8,319
Deferred tax benefit/expense	(163)	58
Income tax expense	$9,785	$8,377

Components of Net Deferred Tax Asset
The components of the net deferred tax asset at December 31, 2019 and 2018 were as follows:

	2019	2018
	(Dollars in thousands)
Deferred tax assets:
Allowance for loan losses	$5,350	$4,611
Supplemental Executive Retirement Plan ("SERP")	1,459	1,321
OREO writedowns	480	1,191
Nonaccrued interest	466	296
Non-qualified stock options and restricted stock	59	39
Write-down on partnership investment	134	132
Unrealized loss	—	197
Other	84	—
	8,032	7,787
Valuation allowance	(134)	(132)
Deferred tax liabilities:
Depreciation	(106)	(54)
Partnership income	(67)	(28)
Unrealized gain	(29)	—
Deferred loan costs	(1,249)	(1,062)
Net deferred tax asset	$6,447	$6,511

Reconciliation of Effective Income Tax Rate with Statutory Federal Rate
A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2019 and 2018 is as follows:

	2019	2018
	(Dollars in thousands)
At Federal statutory rate	$8,415	$7,017
Adjustments resulting from:
State income taxes, net of Federal tax benefit	1,677	1,530
Non-controlling interest	(94)	(45)
Tax exempt income	(11)	(12)
BOLI	(126)	(129)
Stock compensation	(9)	(3)
Nondeductible expenses	1	—
Other	(68)	19
	$9,785	$8,377